                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
         HOME OFFICE: 410 Saw Mill River Road, Ardsley, New York 10502
                             PHONE: (914) 693-2300


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                                  TRILLIUM(R)

                      STATEMENT OF ADDITIONAL INFORMATION
               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2
               -----------------------
               FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY POLICY


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This Statement of Additional Information contains information in addition to the information described in the Prospectus for the flexible premium variable deferred annuity policy (the Policy) offered by Canada Life Insurance Company of New York. This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with the Prospectuses for the Policy and Seligman Portfolios, Inc. (the Fund). The Prospectus is dated the same date as this Statement of Additional Information. You may obtain the Prospectus by writing or calling us at our address or phone number shown above.

     The date of this Statement of Additional Information is May 1, 2001.

                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS


ADDITIONAL POLICY PROVISIONS.....................................................................   3
     Contract....................................................................................   3
     Incontestability............................................................................   3
     Misstatement Of Age or Sex..................................................................   3
     Currency....................................................................................   3
     Place Of Payment............................................................................   3
     Non-Participation...........................................................................   3
     Our Consent.................................................................................   3
PRINCIPAL UNDERWRITER............................................................................   4
CALCULATION OF YIELDS AND TOTAL RETURNS..........................................................   4
     Cash Management Yields......................................................................   4
     Other Sub-Account Yields....................................................................   5
     Total Returns...............................................................................   6
          A.  Standardized "Average Annual Total Returns"........................................   6
          B.  Nonstandardized "Average Annual Total Returns".....................................   9


     Effect of the Annual Administration Charge on Performance Data..............................  15
SAFEKEEPING OF ACCOUNT ASSETS....................................................................  15
STATE REGULATION.................................................................................  15
RECORDS AND REPORTS..............................................................................  15
LEGAL MATTERS....................................................................................  15
EXPERTS..........................................................................................  16
OTHER INFORMATION................................................................................  16
FINANCIAL STATEMENTS.............................................................................  16

                          ADDITIONAL POLICY PROVISIONS

Contract

The entire contract is made up of the Policy, the application for the Policy and any riders or endorsements. The statements made in the application are deemed representations and not warranties. We cannot use any statement in defense of a claim or to void the Policy unless it is contained in the application and a copy of the application is attached to the Policy at issue.

Incontestability

Other than misstatement of age or sex (see below), We will not contest the Policy after it has been in force during any annuitant's lifetime for two years from the date of issue of the Policy.

Misstatement Of Age or Sex

If the age or sex of any annuitant has been misstated, we will pay the amount which the proceeds would have purchased at the correct age or for the correct sex.

If we make an overpayment because of an error in age or sex, the overpayment plus interest at 3% compounded annually will be a debt against the Policy. If the debt is not repaid, future payments will be reduced accordingly.

If we make an underpayment because of an error in age or sex, any annuity payments will be recalculated at the correct age or sex, and future payments will be adjusted. The underpayment with interest at 3% compounded annually will be paid in a single sum.

Currency

All amounts payable under the Policy will be paid in United States currency.

Place Of Payment

All amounts payable by us will be payable at our Home Office at the address shown on page one of this Statement of Additional Information.

Non-Participation

The Policy is not eligible for dividends and will not participate in our divisible surplus.

Our Consent

If our consent is required, it must be given in writing. It must bear the signature, or a reproduction of the signature, of our President, Vice President, Secretary or Actuary.

                             PRINCIPAL UNDERWRITER

Canada Life of America Financial Services, Inc. (CLAFS), an affiliate of Canada Life Insurance Company of New York (CLNY), is the principal underwriter of the variable annuity Policies described herein. The offering of the Policies is continuous, and CLNY does not anticipate discontinuing the offering of the Policies. However, CLNY does reserve the right to discontinue the offering of the Policies.

CLAFS received $129,318 in 2000, $166,107 in 1999, and $191,518 in 1998 as
commissions for serving as principal underwriter of the variable annuity Policies and other variable annuity policies issued by Canada Life Insurance Company of New York. CLAFS did not retain any commissions in 2000, 1999 or 1998.


                    CALCULATION OF YIELDS AND TOTAL RETURNS

Cash Management Yields

We may, from time to time, quote in advertisements and sales literature the current annualized yield of the Cash Management Sub-Account for a 7 day period in a manner which does not take into consideration any realized or unrealized gains or losses, or income other than investment income, on shares of the Cash Management Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) at the end of the 7 day period in the value of a hypothetical account under a Policy having a balance of 1 unit of the Cash Management Sub-Account at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365 day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Policy which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) the annual administration charge; 2) the daily administration fee; and 3) the mortality and expense risk charge. The yield calculation reflects an average per unit annual administration charge of $30 per year per Policy deducted at the end of each Policy Year. Current Yield will be calculated according to the following formula:

                                      Current Yield = ((NCS-ES)/UV) X (365/7)

    Where:

    NCS = the net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) for the 7 day period attributable to a hypothetical account having a balance of 1 Sub-Account unit.

    ES  =   per unit expenses of the Sub-Account for the 7 day period.
    UV  =   the unit value on the first day of the 7 day period.

The current yield for the 7 day period ended December 31, 2000 was 4.35%.

We may also quote the effective yield of the Cash Management Sub-Account for the same 7 day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:
                                                         365/7
                                 Effective Yield = (1+((NCS-ES)/UV)) -  1
    Where:

    NCS   =       the net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and
                  unrealized appreciation and depreciation, and exclusive of income other than investment income) for the 7 day period
                  attributable to a hypothetical account having a balance of 1
                  Sub-Account unit.
    ES    =       per unit expenses of the Sub-Account for the 7 day period.
    UV    =       the unit value for the first day of the 7 day period.

The effective yield for the 7 day period ended December 31, 2000 was 4.44%.

Because of the charges and deductions imposed under the Policy, the yield for the Cash Management Sub-Account will be lower than the yield for the Cash Management Portfolio.

The yields on amounts held in the Cash Management Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Cash Management Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Cash Management Portfolio, the types and quality of portfolio securities held by the Cash Management Portfolio of the Fund, and the Cash Management Portfolio's operating expenses.


Other Sub-Account Yields

We may, from time to time, quote in sales literature and advertisements the current annualized yield of one or more of the Sub-Accounts (except the Cash Management Sub-Account) for a Policy for 30 day or one month periods. The annualized yield of a Sub-Account refers to income generated by the Sub-Account over a specific 30 day or one month period. Because the yield is annualized, the yield generated by a Sub-Account during the 30 day or one month period is assumed to be generated each period over a 12 month period. The yield is computed by: 1) dividing the net investment income of the Portfolio attributable to the Sub-Account units less Sub-Account expenses for the period; by 2) the maximum offering price per unit on the last day of the period multiplied by the daily average number of units outstanding for the period; by 3) compounding that yield for a 6 month period; and by 4) multiplying that result by 2. Expenses attributable to the Sub-Account include 1) the annual administration charge, 2) the daily administration fee, and 3) the mortality and expense risk charge. The yield calculation reflects an annual administration charge of $30 per year per Policy deducted at the end of each Policy Year. For purposes of calculating the 30 day or one month yield, an average annual administration charge per dollar of Policy Value in the Variable Account is used to determine the amount of the charge attributable to the Sub-Account for the 30 day or one month period as described below. The 30 day or one month yield is calculated according to the following formula:

                                                  6
                Yield = 2 x ((((NI-ES)/(U x UV)) + 1) -1)
     Where:

     NI    =      net income of the Portfolio for the 30 day or one month period attributable to the Sub-Account's units.

     ES    =      expenses of the Sub-Account for the 30 day or one month
                  period.

     U     =      the average number of units outstanding.

     UV    =      the unit value at the close (highest) of the last day in the
                  30 day or one month period.

Because of the charges and deductions imposed under the Policies, the yield for the Sub-Account will be lower than the yield for the corresponding Portfolio.

The yield on the amounts held in the Sub-Accounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Sub-Account's actual yield is affected by the types and quality of portfolio securities held by the Portfolio, and its operating expenses.

Yield calculations do not take into account the surrender charge under the Policy. The maximum surrender charge is equal to 6% of certain amounts surrendered or withdrawn under the Policy. A surrender charge will not be imposed on any investment earnings in the Variable Account or interest earned in the Fixed Account and in certain other situations as described in the Prospectus.

Total Returns

A.  Standardized "Average Annual Total Returns"

We may, from time to time, also quote in sales literature or advertisements total returns, including standardized average annual total returns for the Sub-Accounts calculated in a manner prescribed by the Securities and Exchange Commission, and other total returns. We will always include quotes of standardized average annual total returns for the period measured from the date the Sub-Account commenced operations. When a Sub-Account has been in operation for 1, 5, and 10 years, respectively, the standardized average annual total returns for these periods will be provided.

Standardized average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which standardized average annual total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication and will be stated in the communication.

Standardized average annual total returns will be calculated using Sub-Account unit values which we calculate on each valuation day based on the performance of the Sub-Account's underlying Portfolio, and the deductions for the mortality and expense risk charge, daily administration fee, surrender charge and the annual administration charge of $30 per year per Policy deducted at the end of each Policy Year. For purposes of calculating standardized average annual total return, an average per dollar annual administration charge attributable to the hypothetical account for the period is used. The standardized average annual total return will then be calculated according to the following formula:


                                             1/N
                         TR = ((ERV/P)      )    -  1
     Where:

     TR     =         the standardized average annual total return net of Sub-
                      Account recurring charges.

     ERV    =         the ending redeemable value of the hypothetical account at the end of the period.

     P      =         a hypothetical initial payment of $1,000.

     N      =         the number of years in the period.


The standardized average annual total returns assume that the maximum fees and charges are imposed for calculations.

Standardized average annual total returns for the period ending December 31, 2000 are shown on the following page.

Standardized average annual total returns for the periods shown below were:



                                     1 Year Return   5 Year Return     10 Year Return     From Sub-Account
                                       Year Ended     Year Ended         Year Ended        Inception Date      Sub-Account
Sub-Account                            12/31/2000     12/31/2000         12/31/2000         to 12/31/00       Inception Date
-----------                          -------------   -------------    ----------------    ----------------    --------------
Bond                                       8.68 %          2.87 %            **                2.89 %            01/28/96
Capital                                    6.95 %         21.24 %            **               21.41 %            01/28/96
Cash Management                            4.88 %          3.98 %            **                3.98 %            01/28/96
Common Stock                             (11.81)%         11.17 %            **               10.77 %            01/28/96
Communications and Information           (37.11)%         14.83 %            **               15.66 %            01/28/96
Frontier                                 (17.04)%          5.27 %            **                5.42 %            01/28/96
Global Growth                            (16.99)%             *              **               10.99 %            05/01/96
Global Smaller Companies                 (15.86)%          5.85 %            **                5.26 %            01/28/96
Global Technology                        (24.84)%             *              **               23.20 %            05/01/96
High-Yield Bond                          (10.23)%          2.23 %            **                1.73 %            01/28/96
Income                                    (3.60)%          4.07 %            **                3.82 %            01/28/96
International Growth                     (33.44)%          1.27 %            **                0.99 %            01/28/96
Large-Cap Value                           24.05 %             *              **                6.21 %            05/01/98
Small-Cap Value                           31.10 %             *              **               14.56 %            05/01/98



* These Sub-Accounts have not been in operation five years as of December 31, 2000, and accordingly, no five year standardized average annual total return is available.



** These Sub-Accounts have not been in operation ten years as of December 31, 2000, and accordingly, no ten year standardized average annual total return is available.

                                       10

B.  Nonstandardized "Average Annual Total Returns"

We may, from time to time, also quote in sales literature or advertisements, nonstandardized average annual total returns for the Sub-Accounts that do not reflect the surrender charge. These are calculated in exactly the same way as standardized average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered or withdrawn, and that the initial investment is assumed to be $10,000 rather than $1,000.

Generally, nonstandardized Sub-Account performance data will only be disclosed if standardized average annual return for the Sub-Accounts for the required periods is also disclosed.

Nonstandardized average annual total returns for the period ending December 31, 2000 are shown on the following page.

Nonstandardized average annual total returns for the periods shown below were:

                                       1 Year Return      5 Year Return      10 Year Return      From Sub-Account
                                        Year Ended         Year Ended          Year Ended         Inception Date       Sub-Account
Sub-Account                             12/31/2000         12/31/2000          12/31/2000          To 12/31/00       Inception Date
-----------                            -------------      -------------     ----------------     ----------------    --------------
Bond                                       3.28 %             2.39 %               **                  2.23 %            01/28/96
Capital                                    1.55 %            20.99 %               **                 21.07 %            01/28/96
Cash Management                           (0.52)%             3.51 %               **                  3.34 %            01/28/96
Common Stock                             (17.21)%            10.81 %               **                 10.27 %            01/28/96
Communications and Information           (42.51)%            14.51 %               **                 15.25 %            01/28/96
Frontier                                 (22.44)%             4.82 %               **                  4.99 %            01/28/96
Global Growth                            (22.39)%                *                 **                 10.46 %            05/01/96
Global Smaller Companies                 (21.26)%             5.42 %               **                  4.65 %            01/28/96
Global Technology                        (30.24)%                *                 **                 22.84 %            05/01/96
High-Yield Bond                          (15.63)%             1.73 %               **                  1.04 %            01/28/96
Income                                    (9.00)%             3.61 %               **                  3.18 %            01/28/96
International Growth                     (38.84)%             0.75 %               **                  0.28 %            01/28/96
Large-Cap Value                           18.65 %                *                 **                  4.66 %            05/01/98
Small-Cap Value                           25.70 %                *                 **                 13.20 %            05/01/98


* These Sub-Accounts have not been in operation five years as of December 31, 2000, and accordingly, no five year nonstandardized average annual total return is available.

** These Sub-Accounts have not been in operation ten years as of December 31, 2000, and accordingly, no ten year nonstandardized average annual total return is available.

Effect of the Annual Administration Charge on Performance Data

The Policy provides for a $30 annual administration charge to be assessed annually on each policy anniversary proportionately from any Sub-Accounts or Fixed Account in which You are invested. If the Policy Value on the policy anniversary is $35,000 or more, we will waive the annual administration charge for the prior Policy Year. We will also waive the annual administration charge for Tax-Sheltered Annuity Policies. For purposes of reflecting the annual administration charge in yield and total return quotations, we will convert the annual charge into a per-dollar per-day charge based on the average Policy Value in the Variable Account of all Policies on the last day of the period for which quotations are provided. The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated.


                         SAFEKEEPING OF ACCOUNT ASSETS

We hold the title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from our general account assets and from the assets in any other separate account we have.

Records are maintained of all purchases and redemptions of portfolio shares held by each of the Sub-Accounts.

Our officers and employees are covered by an insurance company blanket bond issued by America Home Assurance Company to The Canada Life Assurance Company, our parent Company, in the amount of $25 million. The bond insures against dishonest and fraudulent acts of officers and employees.


                                STATE REGULATION

We are subject to the insurance laws and regulations of all the jurisdictions where we are licensed to operate. The availability of certain Policy rights and provisions depends on state approval and/or filing and review processes. The Policies will be modified to comply with the requirements of each applicable jurisdiction.


                              RECORDS AND REPORTS

We will maintain all records and accounts relating to the Variable Account. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to you semi-annually at your last address known to us.


                                 LEGAL MATTERS

All matters relating to New York law pertaining to the Policies, including the validity of the Policies and our authority to issue the Policies, have been passed upon by Craig Edwards. Sutherland Asbill & Brennan LLP of Washington, DC, has provided advice on certain matters relating to the federal securities laws.

                                    EXPERTS

Our balance sheets as of December 31, 2000 and 1999, and the related statements of operations, capital and surplus, and cash flows for each of the three years in the period ended December 31, 2000, included in this Statement of Additional Information and Registration Statement as well as the Variable Account's statement of net assets as of December 31, 2000-, and the related statements of operations and changes in net assets for the periods indicated therein included in this Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, of Toronto, Canada, as set forth in their reports thereon appearing elsewhere herein and in the Registration Statement, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

                               OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Policies discussed in this Statement of Additional Information. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.


                              FINANCIAL STATEMENTS

The Variable Account's statement of net assets as of December 31, 2000, and the related statements of operations and changes in net assets for the periods indicated therein, as well as the Report of Independent Auditors, are contained herein. Ernst & Young LLP, independent auditors, serves as independent auditors for the Variable Account.

Our balance sheets as of December 31, 2000 and 1999, and the related statements of operations, capital and surplus, and cash flows for each of the three years in the period ended December 31, 2000, as well as the Report of Independent Auditors, are contained herein. The financial statements of the Company should be considered only as bearing on our ability to meet our obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                               FINANCIAL STATEMENTS


                             CANADA LIFE OF NEW YORK
                            VARIABLE ANNUITY ACCOUNT 2

                                December 31, 2000

                      With Report of Independent Auditors

              Canada Life of New York Variable Annuity Account 2

                             Financial Statements


                               December 31, 2000


                                   Contents

Report of Independent Auditors..............................................  1

Audited Financial Statements

Statement of Net Assets.....................................................  2
Statement of Operations.....................................................  4
Statement of Changes in Net Assets..........................................  6
Notes to Financial Statements...............................................  8

                         Report of Independent Auditors



To the Board of Directors of
Canada Life Insurance Company of New York

We have audited the accompanying statement of net assets of Canada Life of New York Variable Annuity Account 2 (comprising, respectively, the Bond, Capital, Cash Management, Common Stock, Communications and Information, Frontier, Global Growth, Global Smaller Companies, Global Technology, International, High-Yield Bond, Income, Large-Cap Value and Small-Cap Value Sub-accounts) as at December 31, 2000, and the statements of operations for the year then ended, and the statements of changes in net assets for each of the years ended December 31, 2000 and December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Variable Annuity Account 2 as at December 31, 2000, and the results of its operations for the year then ended, and the changes in its net assets for each of the years ended December 31, 2000 and December 31, 1999 in accordance with accounting principles generally accepted in the United States.


                                          /s/ Ernst & Young LLP

Toronto, Canada
April 12, 2001
                                           Chartered Accountants

--------------------------------------------------------------------------------
               Canada Life of New York Variable Annuity Account 2
--------------------------------------------------------------------------------
Statement of Net Assets
--------------------------------------------------------------------------------

                                                                      Cash         Common      Communications
                                         Bond         Capital      Management       Stock      and Information    Frontier
                                      Sub-Account   Sub-Account   Sub-Account    Sub-Account     Sub-Account     Sub-Account
                                   -----------------------------------------------------------------------------------------
Net Assets:
Investment in Seligman
 Portfolios, Inc., at market value
 (see Note 3 for cost values)            $107,739      $888,455    $1,484,551       $773,571        $3,359,175      $534,771
Due (to) from Canada Life
 Insurance Company of New York                  -             -          (189)             -                 -             -
Receivable (payable) for
 investments sold (purchased)                   -             -             -              -                 -             -
                                   -----------------------------------------------------------------------------------------
Net assets                               $107,739      $888,455    $1,484,362       $773,571        $3,359,175      $534,771
                                   =========================================================================================

Net assets attributable to:
Policyholders' liability reserve         $107,739      $888,455    $1,484,362       $773,571        $3,359,175      $534,771
                                   -----------------------------------------------------------------------------------------
Net assets                               $107,739      $888,455    $1,484,362       $773,571        $3,359,175      $534,771
                                   =========================================================================================

Number of units outstanding                 6,036        14,794       941,175         19,596           118,562        29,854
                                   =========================================================================================

Net asset value per unit                 $  17.85      $  60.05    $     1.58       $  39.48        $    28.33      $  17.91
                                   =========================================================================================

See accompanying Notes.

--------------------------------------------------------------------------------
               Canada Life of New York Variable Annuity Account 2
--------------------------------------------------------------------------------
                                                               December 31, 2000
--------------------------------------------------------------------------------

               Global
  Global       Smaller        Global                      High-Yield                   Large-Cap     Small-Cap
  Growth      Companies     Technology    International      Bond         Income         Value         Value      Sub-Accounts
Sub-Account  Sub-Account   Sub-Account     Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account     Combined
------------------------------------------------------------------------------------------------------------------------------
$428,686     $625,997      $731,767         $138,503      $639,298      $355,921      $218,784      $227,417       $10,514,635

     (20)           -            (8)               -             -             -             -             -              (217)

       -            -             -                -             -             -             -             -                -
------------------------------------------------------------------------------------------------------------------------------
$428,666     $625,997      $731,759         $138,503      $639,298      $355,921      $218,784      $227,417       $10,514,418
==============================================================================================================================

$428,666     $625,997      $731,759         $138,503      $639,298      $355,921      $218,784      $227,417       $10,514,418
------------------------------------------------------------------------------------------------------------------------------
$428,666     $625,997      $731,759         $138,503      $639,298      $355,921      $218,784      $227,417       $10,514,418
==============================================================================================================================

  26,304       39,458        27,601           10,511        53,713        15,961        18,609        15,811         1,337,985
==============================================================================================================================

$  16.30     $  15.86      $  26.51         $  13.18      $  11.90      $  22.30      $  11.76      $  14.38
==============================================================================================================================

--------------------------------------------------------------------------------
               Canada Life of New York Variable Annuity Account 2
--------------------------------------------------------------------------------
Statement of Operations
--------------------------------------------------------------------------------


                                                                         Cash          Common       Communications
                                           Bond         Capital       Management       Stock       and Information      Frontier
                                       Sub-Account    Sub-Account    Sub-Account    Sub-Account      Sub-Account      Sub-Account
                                    ---------------------------------------------------------------------------------------------
Net investment income (loss):
Dividend and capital gain
 Distributions                             $     -       $ 44,446        $45,077      $  33,302        $   458,618      $       -

Less:  mortality and expense
 risk charges (Note 6)                       1,598         14,387         10,050         11,790             74,453          9,072
                                    ---------------------------------------------------------------------------------------------
Net investment income (loss)                (1,598)        30,059         35,027         21,512            384,165         (9,072)
                                    ---------------------------------------------------------------------------------------------

Net realized and unrealized
 gains (losses) on investments:
Net realized gains (losses) on
 Investments                                  (948)        55,705              -         (9,630)           136,625          3,388
Net unrealized appreciation
 (depreciation) on investments              12,146        (18,582)            (1)      (114,124)        (2,566,376)      (107,581)
                                    ---------------------------------------------------------------------------------------------
Net realized and unrealized
 gain on investments                        11,198         37,123             (1)      (123,754)        (2,429,751)      (104,193)
                                    ---------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations                          $ 9,600       $ 67,182        $35,026      $(102,242)       $(2,045,586)     $(113,265)
                                    =============================================================================================

See accompanying Notes.

--------------------------------------------------------------------------------
              Canada Life of New York Variable Annuity Account 2
                                           For the Year Ended December 31, 2000
--------------------------------------------------------------------------------

                    Global
      Global        Smaller       Global                     High-Yield                  Large-Cap     Small-Cap
      Growth       Companies    Technology   International      Bond         Income        Value         Value       Sub-Accounts
    Sub-Account   Sub-Account   Sub-Account   Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account     Combined
------------------------------------------------------------------------------------------------------------------------------------

   $   6,681      $  21,659     $  27,849      $  7,034      $     294     $  1,553        $ 1,556       $ 3,176     $   651,245

       8,050         10,723        13,306         2,259         23,080        5,188          2,405         2,538         188,899
------------------------------------------------------------------------------------------------------------------------------------
      (1,369)        10,936        14,543         4,775        (22,786)      (3,635)          (849)          638         462,346
------------------------------------------------------------------------------------------------------------------------------------




      88,067         15,132       277,753        (4,180)      (225,013)      (2,787)         1,160         1,926         337,198

    (159,212)      (146,339)     (526,685)      (66,887)        81,189       (6,799)        43,293        50,076      (3,525,882)
------------------------------------------------------------------------------------------------------------------------------------

     (71,145)      (131,207)     (248,932)      (71,067)      (143,824)      (9,586)        44,453        52,002      (3,188,684)
------------------------------------------------------------------------------------------------------------------------------------


   $ (72,514)     $(120,271)    $(234,389)     $(66,292)     $(166,610)    $(13,221)       $43,604       $52,640     $(2,726,338)
====================================================================================================================================


--------------------------------------------------------------------------------
              Canada Life of New York Variable Annuity Account 2
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------



                                                        Bond                         Capital                   Cash Management
                                                     Sub-Account                    Sub-Account                   Sub-Account
                                                 --------------------------    ------------------------   -------------------------
                                                  Year           Year             Year         Year            Year          Year
                                                  Ended         Ended            Ended         Ended           Ended         Ended
                                                 12/31/00      12/31/99         12/31/00     12/31/99         12/31/00     12/31/99
                                                 ---------     ---------       ----------    ---------       ----------    --------
Operations:

Net investment income (loss)                    $  (1,598)    $  12,960       $   30,059    $ 183,401       $   35,027    $  19,713
Net realized gains(losses) on investments            (948)      (13,766)          55,705       25,744                -            -
Net unrealized appreciation (depreciation) on
 investments                                       12,146       (11,987)         (18,582)      67,140               (1)           -
                                               ----------------------------  --------------------------   -------------------------
Net increase (decrease) in net assets resulting
 from operations                                    9,600       (12,793)          67,182      276,285           35,026       19,713
                                               ----------------------------  --------------------------   -------------------------

Capital transactions:

Net increase (decrease) from unit transactions
 (Note 5)                                           8,730       (86,825)         (26,908)       3,001          825,194       64,461
                                               ----------------------------  --------------------------   -------------------------
Net increase (decrease) in net assets arising
 from capital transactions                          8,730       (86,825)         (26,908)       3,001          825,194       64,461
                                               ----------------------------  --------------------------   -------------------------

Total increase (decrease) in net assets            18,330       (99,618)          40,274      279,286          860,220       84,174

Net assets, beginning of year                      89,409       189,027          848,181      568,895          624,142      539,968
                                               ----------------------------  --------------------------   -------------------------

Net assets, end of year                         $ 107,739     $  89,409       $  888,455    $ 848,181       $1,484,362    $ 624,142
                                               ============================  ==========================   =========================




                                                  Global Smaller Companies        Global Technology             International
                                                       Sub-Account                  Sub-Account                  Sub-Account
                                               ----------------------------  --------------------------   -------------------------
                                                  Year          Year             Year         Year             Year         Year
                                                  Ended         Ended            Ended        Ended            Ended        Ended
                                                 12/31/00      12/31/99         12/31/00     12/31/99         12/31/00     12/31/99
                                                 ---------     ---------       ----------    ---------       ----------    ---------
Operations:

Net investment income (loss)                     $  10,936    $  (9,363)      $   14,543    $  62,576       $    4,775    $  25,442
Net realized gain (loss) on investments             15,132      (11,499)         277,753       38,792           (4,180)      13,005
Net unrealized appreciation (depreciation) on
 investments                                      (146,339)     184,470         (526,685)     254,185          (66,887)       2,142
                                               ----------------------------  --------------------------   -------------------------
Net increase in net assets resulting
 from operations                                  (120,271)     163,608         (234,389)     355,553          (66,292)      40,589
                                               ----------------------------  --------------------------   -------------------------
Capital transactions:

Net increase (decrease) from unit transactions
 (Note 5)                                          (37,862)     (77,959)          99,739      265,395           24,325      (21,103)
                                               ----------------------------  --------------------------   -------------------------
Net increase (decrease) in net assets arising
 from capital transactions                         (37,862)     (77,959)          99,739      265,395           24,325      (21,103)
                                               ----------------------------  --------------------------   -------------------------

Total increase in net assets                      (158,133)      85,649         (134,650)     620,948          (41,967)      19,486

Net assets, beginning of period                    784,130      698,481          866,409      245,461          180,470      160,984
                                               ----------------------------  --------------------------   -------------------------

Net assets, end of period                        $ 625,997    $ 784,130       $  731,759    $ 866,409       $  138,503    $ 180,470
                                               ============================  ==========================   =========================

See accompanying Notes.

                                           Communication
          Common Stock                    and Information                     Frontier                       Global Growth
          Sub-Account                       Sub-Account                      Sub-Account                      Sub-Account
-----------------------------      ------------------------------    ---------------------------     ------------------------------
      Year          Year                Year            Year              Year         Year               Year          Year
      Ended         Ended               Ended           Ended             Ended        Ended              Ended         Ended
     12/31/00      12/31/99            12/31/00        12/31/99          12/31/00     12/31/99           12/31/00      12/31/99
     --------      --------            --------        --------          --------     --------           --------      --------

    $   21,512    $  195,536          $   384,165     $  772,990        $  (9,072)   $  (9,863)        $   (1,369)   $     45,944
        (9,630)       11,192              136,625        192,467            3,388      (81,324)            88,067          48,397
      (114,124)     (103,598)          (2,566,376)     1,477,969         (107,581)     128,214           (159,212)        100,039
-----------------------------      ------------------------------    ---------------------------     ------------------------------
      (102,242)      103,130           (2,045,586)     2,443,426         (113,265)      37,027            (72,514)        194,380
-----------------------------      ------------------------------    ---------------------------     ------------------------------


       (84,048)     (119,656)             (54,046)       367,540           27,983     (431,662)           (20,596)        (66,594)
-----------------------------      ------------------------------    ---------------------------     ------------------------------
       (84,048)     (119,656)             (54,046)       367,540           27,983     (431,662)           (20,596)        (66,594)
-----------------------------      ------------------------------    ---------------------------     ------------------------------

      (186,290)      (16,526)          (2,099,632)     2,810,966          (85,282)    (394,635)           (93,110)        127,786

       959,861       976,387            5,458,807      2,647,841          620,053    1,014,688            521,776         393,990
-----------------------------      ------------------------------    ---------------------------     ------------------------------
    $  773,571    $  959,861          $ 3,359,175     $5,458,807        $ 534,771   $  620,053         $  428,666    $    521,776
=============================      ==============================    ===========================     ==============================

      High-Yield Bond              Income             Large-Cap Value           Small-Cap Value            Sub-Accounts
        Sub-Account             Sub-Account            Sub-Account                Sub-Account                Combined
---------------------------  ---------------------   ---------------------   ---------------------   ---------------------------
    Year          Year         Year        Year        Year        Year        Year         Year        Year           Year
    Ended         Ended        Ended       Ended       Ended       Ended       Ended        Ended       Ended          Ended
   12/31/00      12/31/99     12/31/00    12/31/99    12/31/00    12/31/99    12/31/00     12/31/99    12/31/00       12/31/99
   --------      --------     --------    --------    --------    --------    --------     --------    --------       --------

$    (22,786)  $   217,296   $  (3,635)  $  44,900   $    (849)  $    (103)  $     638   $  23,693   $    462,346   $  1,585,122
    (225,013)     (177,004)     (2,787)     (4,525)      1,160       4,401       1,926      15,820        337,198         61,700
      81,189       (79,220)     (6,799)    (34,597)     43,293     (15,153)     50,076       5,033     (3,525,882)     1,974,637
---------------------------  ---------------------   ---------------------   ---------------------   ---------------------------
    (166,610)      (38,928)    (13,221)      5,778      43,604     (10,855)     52,640      44,546     (2,726,338)     3,621,459
---------------------------  ---------------------   ---------------------   ---------------------   ---------------------------
  (1,032,194)      752,053      (5,948)     (8,379)     26,055      55,271      22,932     (21,580)      (226,644)       673,963
---------------------------  ---------------------   ---------------------   ---------------------   ---------------------------
  (1,032,194)      752,053      (5,948)     (8,379)     26,055      55,271      22,932     (21,580)      (226,644)       673,963
---------------------------  ---------------------   ---------------------   ---------------------   ---------------------------
  (1,198,804)      713,125     (19,169)     (2,601)     69,659      44,416      75,572      22,966     (2,952,982)     4,295,422
   1,838,102     1,124,977     375,090     377,691     149,125     104,709     151,845     128,879     13,467,400      9,171,978
---------------------------  ---------------------   ---------------------   ---------------------   ---------------------------
$    639,298   $ 1,838,102   $ 355,921   $ 375,090   $ 218,784   $ 149,125   $ 227,417   $ 151,845   $ 10,514,418   $ 13,467,400
===========================  =====================   =====================   =====================   ===========================

--------------------------------------------------------------------------------
              Canada Life of New York Variable Annuity Account 2
--------------------------------------------------------------------------------
Notes to Financial Statements                                  December 31, 2000
--------------------------------------------------------------------------------

1. Organization

Canada Life of New York Variable Annuity Account 2 ("Variable Annuity Account 2") was established on February 25, 1993 as a separate investment account of Canada Life Insurance Company of New York ("CLNY") to receive and invest premium payments under variable annuity policies issued by CLNY. Variable Annuity Account 2 is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of Variable Annuity Account 2 are invested in the shares of Seligman Portfolios, Inc. (the "Fund"), a diversified, open-end, management investment company. Variable Annuity Account 2 has fourteen sub-accounts, each of which invests only in the shares of the corresponding portfolio of the Fund.

The assets of Variable Annuity Account 2 are the property of CLNY. The portion of Variable Annuity Account 2 assets applicable to the policies will not be charged with liabilities arising out of any other business CLNY may conduct.

2. Significant Accounting Policies

Investments

Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Realized gains and losses are computed on the basis of average cost. The difference between cost and current market value of investments owned is recorded as an unrealized gain or loss on investments.

Dividends and Capital Gain Distributions

Dividends and capital gain distributions are recorded on the ex-dividend date and reflect the dividends declared by the Fund from their accumulated net investment income and net realized investment gains. Except for the Cash Management Portfolio, whose dividends are declared daily and paid monthly, dividends and capital gain distributions are declared and paid annually. Dividends and capital gain distributions paid to the Variable Annuity Account 2 are reinvested in additional shares of the respective portfolio of the Fund at the net asset value per share.

Federal Income Taxes

Variable Annuity Account 2 is not taxed separately because the operations of Variable Annuity Account 2 will be included in the federal income tax return of CLNY, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code.

--------------------------------------------------------------------------------
              Canada Life of New York Variable Annuity Account 2
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

3. Investments

The investments by Variable Annuity Account 2 in the individual portfolios of the Fund are as follows:

                            Number of      Market        Market
                             Shares        Price         Value          Cost
                           -----------------------------------------------------
Bond                           10,542      $10.22     $   107,739    $   106,892
Capital                        35,999       24.68         888,455        761,009
Cash Management             1,484,551        1.00       1,484,551      1,484,552
Common Stock                   54,362       14.23         773,571        935,198
Communications and
  Information                 226,665       14.82       3,359,175      4,105,054
Frontier                       35,044       15.26         534,771        561,482
Global Growth                  28,371       15.11         428,686        451,819
Global Smaller Companies       43,472       14.40         625,997        613,969
Global Technology              36,334       20.14         731,767        964,762
International                  13,005       10.65         138,503        193,616
High-Yield Bond                73,230        8.73         639,298        767,240
Income                         36,883        9.65         355,921        400,793
Large-Cap Value                18,877       11.59         218,784        181,517
Small-Cap Value                21,495       10.58         227,417        180,075
                                                      --------------------------
                                                      $10,514,635    $11,707,978
                                                      ==========================

4. Security Purchases and Sales

The aggregate cost of purchases and the proceeds from sales of investments are presented below:

                                    Aggregate Cost
                                     of Purchases           Proceeds from Sales
                                 --------------------      ---------------------
Bond                                 $    15,243                $    29,951
Capital                                  161,075                    178,890
Cash Management                        6,361,672                  5,593,927
Common Stock                             119,011                    131,200
Communications and Information           777,008                    566,299
Frontier                                  39,337                     65,309
Global Growth                          3,402,364                  3,467,790
Global Smaller Companies                  53,812                     95,829
Global Technology                      1,826,425                  1,695,636
International                             32,738                     16,375
High-Yield Bond                          348,224                  1,424,325
Income                                    17,001                     27,093
Large-Cap Value                           55,102                     29,324
Small-Cap Value                           42,412                     18,387
                                 --------------------       -------------------
                                     $13,251,424                $13,340,335
                                 ====================       ===================

--------------------------------------------------------------------------------
              Canada Life of New York Variable Annuity Account 2
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)                      December 31, 2000
--------------------------------------------------------------------------------

5. Summary of Changes from Unit Transactions

The following table represents a summary of changes from unit transactions attributable to contract holders for the years indicated:


                                                          Year Ended                   Year Ended
                                                       December 31, 2000            December 31, 1999
                                                    ------------------------     -------------------------
                                                       Units        Amount         Units         Amount
                                                    -----------   ----------     -----------   -----------
Bond Sub-Account
Accumulation Units:
 Contract purchases and net transfers in                  3,119   $   51,349           6,086   $   103,130
 Terminated contracts & net transfers out                (2,530)     (42,619)        (11,485)     (189,955)
                                                    ------------------------------------------------------
                                                            589        8,730          (5,399)      (86,825)
                                                    ======================================================
Capital Sub-Account
Accumulation Units:
 Contract purchases and net transfers in                  3,944      262,520           8,326       326,647
 Terminated contracts & net transfers out                (4,262)    (289,428)         (8,540)     (323,646)
                                                    ------------------------------------------------------
                                                           (318)     (26,908)           (214)        3,001
                                                    ======================================================
Cash Management Sub-Account
Accumulation Units:
 Contract purchases and net transfers in              3,868,577    5,980,055       2,035,820     3,003,490
 Terminated contracts & net transfers out            (3,342,644)  (5,154,861)     (1,992,816)   (2,939,029)
                                                    ------------------------------------------------------
                                                        525,933      825,194          43,004        64,461
                                                    ======================================================
Common Stock Sub-Account
Accumulation Units:
 Contract purchases and net transfers in                  3,231      139,060           5,936       260,014
 Terminated contracts & net transfers out                (5,090)    (223,108)         (8,832)     (379,670)
                                                    ------------------------------------------------------
                                                         (1,859)     (84,048)         (2,896)     (119,656)
                                                    ======================================================
Communications and Information Sub-Account
Accumulation Units:
 Contract purchases and net transfers in                 10,479      515,675          37,473     1,075,834
 Terminated contracts & net transfers out               (13,168)    (569,721)        (23,988)     (708,294)
                                                    ------------------------------------------------------
                                                         (2,689)     (54,046)         13,485       367,540
                                                    ======================================================
Frontier Sub-Account
Accumulation Units:
 Contract purchases and net transfers in                  4,172       93,333           7,289       115,072
 Terminated contracts & net transfers out                (3,050)     (65,350)        (32,614)     (546,734)
                                                    ------------------------------------------------------
                                                          1,122       27,983         (25,325)     (431,662)
                                                    ======================================================
Global Growth Sub-Account
Accumulation Units:
 Contract purchases and net transfers in                195,588    3,597,030          49,752       675,782
 Terminated contracts & net transfers out              (195,877)  (3,617,626)        (53,354)     (742,376)
                                                    ------------------------------------------------------
                                                           (289)     (20,596)         (3,602)      (66,594)
                                                    ======================================================

--------------------------------------------------------------------------------
              Canada Life of New York Variable Annuity Account 2
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)                      December 31, 2000
--------------------------------------------------------------------------------

5. Summary of Changes from Unit Transactions (continued)

                                                                        Year Ended                  Year Ended
                                                                     December 31, 2000           December 31, 1999
                                                                  -----------------------     ----------------------
                                                                    Units       Amount          Units       Amount
                                                                  ---------   -----------     --------   -----------
Global Smaller Companies Sub-Account
Accumulation Units:
 Contract purchases and net transfers in                             18,560   $   344,598       27,461   $   405,813
 Terminated contracts & net transfers out                           (20,714)     (382,460)     (32,760)     (483,772)
                                                                  --------------------------------------------------
                                                                     (2,154)      (37,862)      (5,299)      (77,959)
                                                                  ==================================================
Global Technology Sub-Account
Accumulation Units:
 Contract purchases and net transfers in                             38,334     1,446,155       13,674       352,335
 Terminated contracts & net transfers out                           (35,308)   (1,346,416)      (4,121)      (86,940)
                                                                  --------------------------------------------------
                                                                      3,026        99,739        9,553       265,395
                                                                  ==================================================
International Sub-Account
Accumulation Units:
 Contract purchases and net transfers in                              3,802        61,081       11,279       188,637
 Terminated contracts & net transfers out                            (2,412)      (36,756)     (12,319)     (209,740)
                                                                  --------------------------------------------------
                                                                      1,390        24,325       (1,040)      (21,103)
                                                                  ==================================================
High-Yield Bond Sub-Account
Accumulation Units:
 Contract purchases and net transfers in                             34,306       449,558      240,949     3,239,278
 Terminated contracts & net transfers out                          (119,300)   (1,481,752)    (185,327)   (2,487,225)
                                                                  --------------------------------------------------
                                                                    (84,994)   (1,032,194)      55,622       752,053
                                                                  ==================================================
Income Sub-Account
Accumulation Units:
 Contract purchases and net transfers in                                675        15,447        1,999        44,920
 Terminated contracts & net transfers out                              (937)      (21,395)      (2,347)      (53,299)
                                                                  --------------------------------------------------
                                                                       (262)       (5,948)        (348)       (8,379)
                                                                  ==================================================
Large-Cap Value Sub-Account
Accumulation Units:
 Contract purchases and net transfers in                             14,598       138,450       15,331       161,499
 Terminated contracts & net transfers out                           (11,730)     (112,395)     (10,187)     (106,228)
                                                                  --------------------------------------------------
                                                                      2,868        26,055        5,144        55,271
                                                                  ==================================================
Small-Cap Value Sub-Account
Accumulation Units:
 Contract purchases and net transfers in                             14,994       178,411       18,188       192,786
 Terminated contracts & net transfers out                           (13,029)     (155,479)     (20,017)     (214,366)
                                                                  --------------------------------------------------
                                                                      1,965        22,932       (1,829)      (21,580)
                                                                  ==================================================

Net (decrease) increase from unit
 transactions                                                                 $  (226,644)               $   673,963
                                                                              ===========                ===========

--------------------------------------------------------------------------------
              Canada Life of New York Variable Annuity Account 2
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)                      December 31, 2000
--------------------------------------------------------------------------------

6. Mortality and Expense Risk (M and E) Charges

CLNY assumes mortality and expense risks related to the operations of Variable Annuity Account 2 and deducts a daily charge equal to an effective annual rate of 1.25% of the net asset value of each Sub-Account. In addition, an effective annual rate of 0.15% of the net asset value of each Sub-Account is deducted as daily administration fees.

7. Net Assets

Net assets at December 31, 2000 consisted of the following:

                                                                                  Net
                                                Accumulated        Net         Unrealized
                                                 Dividend       Realized      Appreciation
                                Accumulated     And Capital    Gain (Loss)    (Depreciation)
                      Unit        M and E          Gain            on              on               Net
  Sub-Account     Transactions    Charges      Distributions   Investments     Investments         Assets
  -----------     ------------  ------------   -------------   -----------    --------------     -----------
Bond              $   86,490     $  (9,472)     $   40,815      $ (10,941)     $       847       $   107,739
Capital              399,435       (34,382)        305,647         90,309          127,446           888,455
Cash Management    1,399,535       (29,306)        114,134              -               (1)        1,484,362
Common Stock         495,067       (47,546)        474,292         13,385         (161,627)          773,571
Communications
  and Information  2,205,640      (157,559)      1,636,045        420,928         (745,879)        3,359,175
Frontier             542,394       (43,143)        109,233        (47,002)         (26,711)          534,771
Global Growth        222,287       (22,292)         64,797        187,007          (23,133)          428,666
Global Smaller
  Companies          566,744       (38,439)         69,305         16,359           12,028           625,997
Global Technology    546,422       (22,420)        117,407        323,345         (232,995)          731,759
International        145,388        (8,378)         43,806         12,800          (55,113)          138,503
High-Yield Bond      782,934       (71,698)        422,092       (366,088)        (127,942)          639,298
Income               321,829       (16,870)        100,212         (4,378)         (44,872)          355,921
Large-Cap Value      174,300        (4,609)          6,521          5,305           37,267           218,784
Small-Cap Value      126,641        (5,290)         43,669         15,055           47,342           227,417
                  ------------------------------------------------------------------------------------------
                  $8,015,106     $(511,404)     $3,547,975      $ 656,084      $(1,193,343)      $10,514,418
                  ==========================================================================================

8. Unit Values

Unit Values as reported are calculated as total net assets divided by total units for each Sub-Account.

                       CANADA LIFE INSURANCE COMPANY OF
                                   NEW YORK


                      2000 STATUTORY FINANCIAL STATEMENTS


                      With Report of Independent Auditors

                               ACTUARY'S REPORT


To the Shareholder, Directors and Policyholders of Canada Life Insurance Company of New York:

I have made the valuation of policy benefit liabilities of Canada Life Insurance Company of New York for its balance sheet at December 31, 2000 and 1999, and its statement of operations for the years ended December 31, 2000, 1999 and 1998.

In my opinion:

   ( i ) The actuarial reserves are computed in accordance with accepted actuarial standards consistently applied, meet the requirements of the Insurance Law and regulation of the State of New York, and are at least as great as the minimum aggregate amounts required by the State of New York; and

   ( ii ) The policy benefit liabilities, when considered in light of the assets held by the Company with respect to such liabilities, make adequate provision for the anticipated cash flows required by the contractual obligations of the Company under the terms of its policies.



Atlanta, Georgia                         /s/ K.T. Ledwos
April 12, 2001                          --------------------------
                                        K.T. Ledwos, FSA, MAAA
                                        Actuary

                   Canada Life Insurance Company of New York

                        Statutory Financial Statements

                               December 31, 2000


                                    Contents

Report of Independent Auditors...............................................  1

Statutory Balance Sheets.....................................................  2

Statutory Statements of Operations...........................................  3

Statutory Statements of Capital and Surplus..................................  4

Statutory Statements of Cash Flows...........................................  5

Notes to Statutory Financial Statements......................................  6

                         REPORT OF INDEPENDENT AUDITORS

--------------------------------------------------------------------------------
To the Shareholder, Directors and Policyholders of
Canada Life Insurance Company of New York

We have audited the accompanying statutory balance sheets of Canada Life Insurance Company of New York as of December 31, 2000 and 1999, and the related statutory statements of operations, capital and surplus, and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with Canadian generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.

As described in Note B to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles are also described in Note B. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with United States generally accepted accounting principles, the financial position of Canada Life Insurance Company of New York at December 31, 2000 and 1999, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2000.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Canada Life Insurance Company of New York at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York.



                                             /s/ Ernst & Young LLP
Toronto, Canada
April 12, 2001                               Chartered Accountants

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                            STATUTORY BALANCE SHEETS
                            [in thousands of dollars
                           except per share amounts]


At December 31                                                                      2000              1999
----------------------------------------------------------------------------------------------------------
ADMITTED ASSETS
Investments [note C]
 Bonds                                                                          $149,734          $149,216
 Mortgage loans                                                                   93,165            89,816
 Common stocks                                                                    12,509            13,982
 Policy loans                                                                     12,284            12,753
 Short-term investments                                                            4,993             4,677
 Cash                                                                                256             1,131
 Other invested assets                                                             1,233             1,130
----------------------------------------------------------------------------------------------------------
Total cash and investments                                                       274,174           272,705
Investment income due and accrued                                                  3,530             3,165
Deferred premiums and premiums in the course of collection                         2,323             2,822
Other assets                                                                           -             1,310
Assets held in Separate Accounts [note I]                                         18,460            23,299
----------------------------------------------------------------------------------------------------------
Total admitted assets                                                           $298,487          $303,301
==========================================================================================================

LIABILITIES AND CAPITAL AND SURPLUS
Liabilities
Policy liabilities
 Life and annuity reserves                                                      $242,868          $243,196
 Accident and health reserves                                                        219               210
 Policy and contract claims                                                          825               422
 Dividends payable                                                                 2,400             2,896
 Policyholders' amounts left on deposit at interest                                2,495             2,438
 Other policy and contract liabilities                                               180               362
----------------------------------------------------------------------------------------------------------
Total policy liabilities                                                         248,987           249,524
Asset valuation reserve                                                            4,792             5,117
Amounts payable to parent company                                                  1,737             1,120
Interest maintenance reserve                                                       1,087             1,469
Miscellaneous liabilities                                                          2,921             3,460
Transfers to Separate Accounts due or accrued (net)                                 (308)             (320)
Liabilities from Separate Accounts                                                18,460            23,299
----------------------------------------------------------------------------------------------------------
Total liabilities                                                                277,676           283,669
----------------------------------------------------------------------------------------------------------
Capital and surplus [note K]
Common stock-$10.00 par value-authorized, issued and outstanding:
  100,000 common shares                                                            1,000             1,000
Paid-in surplus                                                                    2,850             2,850
Accumulated surplus                                                               16,961            15,782
----------------------------------------------------------------------------------------------------------
Total capital and surplus                                                         20,811            19,632
----------------------------------------------------------------------------------------------------------
Total liabilities and capital and surplus                                       $298,487          $303,301
==========================================================================================================

See accompanying notes.

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                       STATUTORY STATEMENTS OF OPERATIONS
                           [in thousands of dollars]



Years ended December 31                                        2000                1999               1998
----------------------------------------------------------------------------------------------------------
REVENUES
Premiums for insurance and annuity
 considerations [note G]                                    $22,672             $25,535            $20,787
Considerations for supplementary contracts
 and dividends left on deposit                                   78                 156                377
Net investment income [note C]                               20,675              20,559             20,854
Reserve adjustments on reinsurance ceded                      2,123               2,160              3,801
Other income                                                    834               1,029                434
----------------------------------------------------------------------------------------------------------
Total revenues                                               46,382              49,439             46,253
----------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Benefits paid or provided to policyholders
 Annuity                                                     24,422              21,757             22,164
 Life                                                         8,746               8,987              6,797
 Accident and health                                             57                  42                 41
 Supplementary contracts and dividends left on
  deposit                                                       264                 678                839
 Dividends to policyholders                                   1,818               2,234              3,352
 Interest on policy or contract funds                            96                 209                309
----------------------------------------------------------------------------------------------------------
Total benefits paid or provided to policyholders             35,403              33,907             33,502

(Decrease) increase in actuarial reserves                      (469)              3,417             (2,427)
Commissions                                                   3,296               2,504              2,637
General insurance expenses                                    6,635               6,241              5,018
Taxes, licenses and fees                                        388                 490                574
Other disbursements                                             (82)                140                274
Transfers (from) to Separate Accounts                          (446)              2,472              4,316
----------------------------------------------------------------------------------------------------------
Total benefits and expenses                                  44,725              49,171             43,894
----------------------------------------------------------------------------------------------------------

Gain from operations before federal income
 taxes and net realized capital gains (losses)                1,657                 268              2,359
Federal income taxes [note E]                                   923                  31                904
----------------------------------------------------------------------------------------------------------

Gain from operations before
 net realized capital gains (losses)                            734                 237              1,455
Net realized capital gains (losses) [note C]                    770                 395               (154)
----------------------------------------------------------------------------------------------------------

Net income                                                  $ 1,504             $   632            $ 1,301
==========================================================================================================

See accompanying notes.

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                  STATUTORY STATEMENT OF CAPITAL AND SURPLUS
                           [in thousands of dollars]





Years ended December 31                                                     2000                1999              1998
----------------------------------------------------------------------------------------------------------------------
Common stock at beginning and end of year                                $ 1,000             $ 1,000           $ 1,000

Paid-in surplus at beginning and end of year                               2,850               2,850             2,850

Accumulated surplus at beginning of year                                  15,782              12,286            11,499
Net income                                                                 1,504                 632             1,301
Change in net unrealized capital gains                                      (821)              1,891             2,624
Change in surplus on account of:
   Asset valuation reserve                                                   325                 492            (1,971)
   Prior year federal income tax adjustment                                  (44)                671            (1,092)
   Nonadmitted assets                                                        140                (191)               42
   Adjustment for loss in currency exchange                                   75                   1              (117)
Accumulated surplus at end of year                                        16,961              15,782            12,286

Total capital and surplus                                                $20,811             $19,632           $16,136
----------------------------------------------------------------------------------------------------------------------

See accompanying notes.

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                       STATUTORY STATEMENTS OF CASH FLOWS
                           [in thousands of dollars]




Years ended December 31                                                     2000                 1999              1998
-----------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
Premiums, policy proceeds, and other considerations                     $ 26,161             $ 27,278          $ 25,306
Net investment income received                                            18,113               18,797            19,202
Benefits paid                                                            (32,990)             (31,684)          (30,584)
Insurance expenses paid                                                  (10,267)              (8,422)           (8,360)
Dividends paid to policyholders                                           (2,290)              (2,404)           (2,847)
Federal income taxes paid                                                    708                 (400)           (1,410)
Other disbursements                                                           38                  (63)              175
Net transfers to Separate Accounts                                           458               (2,540)           (4,491)
-----------------------------------------------------------------------------------------------------------------------
Net cash (used) provided by operations                                       (69)                 562            (3,009)

INVESTING ACTIVITIES
Proceeds from sales, maturities, or repayments of
 Investments
 Bonds                                                                    41,514               33,048            34,183
 Mortgage loans                                                            6,864                9,958             8,376
 Equity and other investments                                              3,771                1,992               641
Cost of investments acquired
 Bonds                                                                   (39,705)             (42,195)          (25,596)
 Mortgage loans                                                          (10,306)              (3,485)           (5,845)
 Equity and other investments                                             (2,670)                (677)           (1,228)
Change in policy loans                                                       469                  217              (149)
Taxes paid on capital gains                                                 (316)                (248)             (927)
-----------------------------------------------------------------------------------------------------------------------
Net cash (used) provided by investments                                     (379)              (1,390)            9,455

Financing activities
  Other sources (uses)                                                      (111)              (4,175)            2,343

-----------------------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash and short-term
  investments                                                               (559)              (5,003)            8,789
-----------------------------------------------------------------------------------------------------------------------

Cash and short-term investments - beginning of year                        5,808               10,811             2,022
Cash and short-term investments - end of year                           $  5,249             $  5,808          $ 10,811
-----------------------------------------------------------------------------------------------------------------------

See accompanying notes.

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 2000

NOTE A
Nature of Operations.  Canada Life Insurance Company of New York ("CLNY" or the
--------------------
"Company") was incorporated on June 7, 1971 in the State of New York and is a wholly-owned subsidiary of The Canada Life Assurance Company ("CLA"), a stock life and accident and health insurance company. CLNY sells individual life insurance and annuity products. These include participating whole life, universal life, individual payout and savings annuities, and individual variable annuities. The products sold are similar to those sold by CLNY's parent and by it's affiliate, Canada Life Insurance Company of America ("CLICA") with variations as appropriate to meet the special requirements of the New York insurance regulations and the needs of the New York market.

NOTE B
Accounting Practices and Basis of Presentation.  The accompanying statutory
----------------------------------------------
financial statements have been prepared in accordance with accounting principles prescribed or permitted by the Insurance Department of the State of New York, which practices differ from generally accepted accounting principles ("GAAP").

As of December 31, 2000 prescribed statutory accounting practices ("SAP") are interspersed throughout state insurance laws and regulations, the National Association of Insurance Commissioners ("NAIC") Accounting Practices and Procedures Manual and a variety of other NAIC publications. "Permitted" statutory accounting practices encompass all accounting practices not prescribed. Such practices may differ from state to state, may differ from company to company within a state, and may change in the future. CLNY currently follows only prescribed accounting practices. The preparation of financial statements in conformity with SAP requires management to make estimates and assumptions that affect the amounts reported. Actual results could differ from these estimates.

The NAIC revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The Insurance Department of the State of New York has adopted the provisions of the revised manual, except for Income Taxes (SSAP No. 10) and several other items, which are either considered immaterial or not applicable to the CLNY. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that CLNY uses to prepare its statutory-basis financial statements.

The accumulative effect of changes in accounting principles adopted to conform to the revised Accounting Practices and Procedures Manual will be reported as an adjustment to surplus as of January 1, 2001. Management believes the impact of these changes will not result in a significant increase in CLNY's statutory-basis capital and surplus as of adoption.

SAP followed by the Company differs from generally accepted accounting principles ("GAAP") principally as follows:

 . Investments. For SAP, all fixed maturities are reported at amortized cost less write-downs for other-than-temporary impairments, based on their NAIC rating. For SAP, the fair values of bonds and stocks are based on values specified by the NAIC versus a quoted or estimated fair value as required for GAAP.

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 2000

NOTE B
Accounting Practices and Basis of Presentation (continued).
----------------------------------------------------------

  For GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed maturity investments would be reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholder's equity for those designated as available-for-sale.

  Credit tenant loans are classified as bonds for SAP and would be considered mortgage loans for GAAP.

  Changes between cost and admitted asset amounts of investment real estate are credited or charged directly to accumulated surplus rather than income as would be the case for GAAP.

  Realized gains and losses on investments for SAP are reported in income, net of tax. The interest maintenance reserve ("IMR") serves to defer the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates. The deferred gains and losses are amortized into investment income over the remaining period to maturity based on groupings of individual investments sold in one to ten-year time periods. GAAP does not have a similar concept. For SAP, an asset valuation reserve represents a provision for the possible fluctuations in invested assets and is determined by a NAIC prescribed formula and is reported as a liability rather than as a valuation allowance. Under GAAP, realized capital gains and losses would be reported in the income statement on a pre-tax basis in the period the asset is sold and valuation allowances would be provided when there has been a decline in value deemed other-than-temporary, in which case the provision for such declines would be charged to earnings.

  Valuation allowances, if necessary, are established for mortgage loans based on (1) the difference between the unpaid loan balance and the estimated fair value of the underlying real estate when such loans are determined to be in default as to scheduled payments and (2) a reduction of the maximum percentage of any loan to the value of the security at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, to 75%, where necessary. Under GAAP, valuation allowances would be established when the Company determines it is probable that it will be unable to collect all amounts (both principal and interest) due according to the contractual terms of the loan agreement. The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to accumulated surplus, rather than being included as a component of income as would be required for GAAP.

 . Policy Acquisition Costs. For SAP, the costs of acquiring and renewing business are expensed when incurred. For GAAP, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 2000

NOTE B
Accounting Practices and Basis of Presentation (continued).
----------------------------------------------------------

 . Nonadmitted Assets. Certain assets designated as nonadmitted, principally receivables, would be included in GAAP assets but are excluded from the SAP balance sheet with changes therein credited or charged directly to accumulated surplus.

 . Recognition of Premiums. Interest-sensitive life insurance and annuity premiums for SAP are recognized as income when received rather than being credited directly to liabilities for future policy benefits as required for GAAP.

 . Benefit Reserves. Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

 . Federal Income Taxes. Federal income taxes for SAP are generally reported based on income, which is currently taxable. Variances between taxes reported and the amount subsequently paid are reported as adjustments to accumulated surplus in the period paid. Deferred income taxes are not provided for differences between the financial statement and tax bases of assets and liabilities under SAP as would be required under GAAP.

 . Policyholder Dividends. Policyholder dividends are recognized when declared rather than over the term of the related policies as required for GAAP.

 . Reinsurance. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. For SAP, commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as under GAAP.

 . Employee Benefits. For purposes of calculating the Company's post-retirement benefit obligation, only vested participants and current retirees are included in the valuation for SAP. Under GAAP, active participants not currently eligible would also be included. For SAP, pension expense is recognized when required contributions are paid rather than accrued and expensed during the period in which the employees provide service as required for GAAP.

 . Guaranty Fund and Other Assessments. Guaranty fund and other assessments are accrued when the Company receives notice that an assessment is payable. Under GAAP, guaranty fund and other assessments are accrued at the time the events occur on which assessments are expected to be based.

 . Statement of Cash Flows. Cash and short-term investment in the statement of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 2000

NOTE B

Accounting Practices and Basis of Presentation (continued).
----------------------------------------------------------

The effects of the foregoing variances from GAAP on the accompanying statutory financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

 . Investments. Bonds, mortgage loans, common stocks, preferred stocks, policy loans, short term investments, and derivative instruments are stated at values prescribed by the NAIC, as follows:

  Bonds not backed by other loans, loan-back bonds and structured securities are stated at amortized cost using the yield method including anticipated future cash flows and anticipated prepayments. Cash flows are updated periodically to reflect prepayments. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective adjustment method.

  Mortgage loans on real estate are stated at amortized cost using the straight-line method.

  Common stocks are stated at fair value.

  Policy loans are carried at the aggregate unpaid balance.

  Other invested assets are reported using the equity method.

  Short-term investments include investments with maturities of less than one year at the date of acquisition. The carrying values reported in the statutory balance sheets are at cost, which approximates fair value.

  The Company utilizes derivative instruments where appropriate in the management of its asset/liability matching and to hedge against fluctuations in interest rates and foreign exchange rates. Gains and losses resulting from these instruments are included in income on a basis consistent with the underlying assets or liabilities that have been hedged. Options are valued at amortized cost and futures are valued at initial margin deposit adjusted by changes in market value.

 . Premiums. Premium revenues are recognized when due for other than interest-sensitive life insurance and annuities, which are recognized when received. Accident and health insurance premiums are earned pro-rata over the terms of the policies.

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 2000

NOTE B
Accounting Practices and Basis of Presentation (continued).
----------------------------------------------------------

 . Separate Accounts. Separate Accounts are maintained to receive and invest premium payments under individual variable annuity policies issued by the Company. The assets and liabilities of the Separate Account are clearly identifiable and distinguishable from other assets and liabilities of the Company, and the contractholder bears the investment risk. Separate Account assets are reported at fair value. The operations of the Separate Accounts are not included in the accompanying financial statements.

 . Life Insurance and Annuity Reserves. The Company waives deduction of deferred fractional premium upon death of the insured for all issues and returns any portion of the final premium beyond the date of death from 1980 and later issues. For 1980 and later issues, the Company's reserves are calculated on a continuous basis to reflect the above practice. For issues prior to 1980, annual premium is assumed in the reserve calculation and for policies with premium frequency other than annual, the Company holds a separate reserve which is the present value of a death benefit of half of the gross premium for the balance of the policy premium paying period. Some policies promise a surrender value in excess of the reserve as legally computed. This excess is calculated on a policy-by-policy basis.

  Policies issued at premium corresponding to ages higher than the true ages are valued at the rated-up ages. Policies providing for payment at death during certain periods of an amount less than the full amount of insurance, being policies subject to liens, are valued as if the full amount is payable without any deduction. For policies issued with, or subsequently subject to, an extra premium payable annually, an extra reserve is held. The extra premium reserve is 45% of the gross extra premium payable during the year if the policies are rated for reasons other than medical impairments. For medical impairments, the extra premium reserve is calculated at the excess of the reserve based on rated mortality over that based on standard mortality.

  At the end of 2000, the Company had $75,771,606 of insurance in force for which the gross premiums are less than the net premiums according to the standard of valuation set by the State of New York. Deficiency reserves to cover the above insurance were $111,000 at December 31, 2000. Tabular interest and tabular cost have been determined from the basic data for the calculation of policy reserves. Tabular less actual reserves released and tabular interest on funds not involving life contingencies have been determined by formula.

 . Policy and Contract Claims. Liabilities for policy and contract claims are determined using case-basis evaluations and statistical analyses. These liabilities represent estimates of the ultimate expected cost of incurred claims. Any required revisions in these estimates are included in operations in the period when they are determined.

 . Federal Income Tax. Federal income taxes are provided based on an estimate of the amount currently payable which may not bear a normal relationship to pre-tax income because of timing and other differences in the calculation of taxable income.

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 2000

 . Policyholder Dividends. Annual policyholder dividends are calculated using either the contribution method or a modified experience premium method. These methods distribute the aggregate divisible surplus among policies in the same proportion as the policies are considered to have contributed to divisible surplus. A proportion of income and surplus is allocated to participating policies based on various allocation bases.


NOTE C
Investments.  The fair value for fixed maturities is based on quoted market
-----------
prices where available. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services. The carrying value and the fair value of investments in bonds are summarized as follows (in thousands):

                                                                        December 31, 2000
                                               ----------------------------------------------------------------
                                                                      Gross               Gross
                                                Carrying         Unrealized          Unrealized            Fair
                                                   Value              Gains              Losses           Value
---------------------------------------------------------------------------------------------------------------
U.S. government obligations                     $ 43,241             $2,063            $      -        $ 45,304
All other corporate bonds                         80,659                475              (1,529)         79,606
Public utilities                                   4,186                 23                   -           4,209
Mortgage-backed securities                         9,547                  -                   -           9,547
Foreign securities                                12,101                124                (189)         12,036
---------------------------------------------------------------------------------------------------------------
Total fixed maturities                          $149,734             $2,685             $(1,718)       $150,702
===============================================================================================================

                                                                        December 31, 1999
                                               ----------------------------------------------------------------
                                                                      Gross               Gross
                                                Carrying         Unrealized          Unrealized            Fair
                                                   Value              Gains              Losses           Value
---------------------------------------------------------------------------------------------------------------
U.S. government obligations                     $ 41,825             $3,534             $  (317)       $ 45,042
All other corporate bonds                         71,739                185                (704)         71,220
Public utilities                                   6,142                 65                 (22)          6,185
Mortgage-backed securities                        15,532                  -                   -          15,532
Foreign securities                                13,978                 82                (159)         13,901
---------------------------------------------------------------------------------------------------------------
Total fixed maturities                          $149,216             $3,866             $(1,202)       $151,880
===============================================================================================================

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 2000


NOTE C
Investments (continued).
-----------------------

The carrying value and fair value of fixed maturity investments at December 31, 2000, by contractual maturity, are shown below (in thousands of dollars). Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. In addition, corporate requirements may result in sales before maturity.

                                                                  Carrying Value              Fair Value
--------------------------------------------------------------------------------------------------------
In 2001                                                                 $  6,034                $  5,569
In 2002-2005                                                              29,354                  28,690
In 2006-2010                                                              39,426                  40,015
2011 and after                                                            65,373                  66,880
Mortgage-backed securities                                                 9,547                   9,547
--------------------------------------------------------------------------------------------------------
                                                                        $149,734                $150,701
========================================================================================================

At December 31, 2000, and 1999, bonds with an admitted asset value of $285,000 were on deposit with state insurance departments to satisfy regulatory requirements.

During 2000, the maximum and minimum lending rates for commercial mortgage loans were 8.77% and 7.82%, respectively. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan, which would be permitted by law on the land without the buildings. During 2000, the Company did not reduce interest rates on any outstanding mortgage loan. Mortgages held by the Company on which interest was more than one year overdue at December 31, 2000 and 1999 was $0.

Mortgage loans are typically collateralized by the related properties and the loan to value ratios at the date of loan origination generally do not exceed 75%. The Company's exposure to credit loss in the event of non-performance by the borrowers, assuming that the associated collateral proved to be of no value, is represented by the outstanding principal and accrued interest balances of the respective loans.

Major categories of CLNY's net investment income for years ended December 31, are summarized as follows (in thousands of dollars):

                                                               2000             1999             1998
-----------------------------------------------------------------------------------------------------
Income:
  Fixed maturities                                          $11,349          $10,535          $10,464
  Equity securities                                             150              223              189
  Mortgage loans                                              8,271            9,011            9,627
  Short-term investments                                        386              331              243
  Policy loans                                                  854              694              789
  Amortization of IMR                                           200              219              200
  Other income                                                   34              260               31
-----------------------------------------------------------------------------------------------------
Total investment income                                      21,244           21,273           21,543
Less:  investment expenses                                      569              714              689
-----------------------------------------------------------------------------------------------------
Net investment income                                       $20,675          $20,559          $20,854
=====================================================================================================

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 2000

NOTE C
Investments (continued).
-----------------------

Due and accrued income was excluded from investment income on mortgage loans in foreclosure or delinquent more than ninety days. The total amount excluded as of December 31, 2000 and 1999 was $ 0.

CLNY uses the grouped method of computing the IMR amortization for interest-related gains and losses arising from the sale of fixed income investments. The method is unchanged from prior years.

Realized capital gains (losses) for years ended December 31, are summarized as follows (in thousands of dollars):

                                                             2000              1999               1998
------------------------------------------------------------------------------------------------------
Fixed maturities:
 Gross gains                                               $  567             $ 867            $ 2,535
 Gross losses                                                (167)             (648)               (41)
                                                  ----------------------------------------------------
    Total fixed maturities                                    400               219              2,494
Equity securities:
 Gross gains                                                1,901               819                156
 Gross losses                                                (717)             (328)                 -
                                                  ----------------------------------------------------
    Total equity securities                                 1,184               491                156
Mortgage loans                                                  -                 -               (194)
Derivative instruments                                       (681)              216               (174)
                                                  ----------------------------------------------------
                                                              903               926              2,282
Income tax expense                                           (316)             (248)              (927)
Transfer from (to) IMR                                        183              (283)            (1,508)
------------------------------------------------------------------------------------------------------
Net realized capital gains (losses)                        $  770             $ 395            $  (153)
======================================================================================================

Proceeds from sales and maturities of fixed maturity investments for the years ended December 31, 2000, 1999, and 1998 were $41,514,000, $33,048,000, and
$34,183,000 respectively.

Unrealized capital gains (losses) for equity securities are recorded directly to surplus. The change in the unrealized gains (losses) on equity securities was ($740,000), $1,887,000 and $2,432,000 for the years ended December 31, 2000,
1999, and 1998, respectively. The accumulated gross unrealized gains (losses) on equity securities at December 31, are as follows (in thousands of dollars):

                                                             2000              1999              1998
-----------------------------------------------------------------------------------------------------
Accumulated gross unrealized gains                         $8,868            $9,667            $7,904
Accumulated gross unrealized losses                           (51)             (120)             (234)
-----------------------------------------------------------------------------------------------------
Net unrealized gains                                       $8,817            $9,547            $7,670
=====================================================================================================

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 2000


The Company is party to various derivative instruments limited to contracts to buy or sell U.S. Treasury securities used to hedge specific asset and liability interest rate risks. Management actively monitors the use and level of these instruments to ensure that credit and liquidity risks are maintained within pre-approved levels. Futures are valued at initial margin deposit adjusted for unrealized gains and losses. As of December 31, 2000 and 1999, the notional amounts for futures were $7,767,000 and $9,900,000 respectively. The Company entered into a currency swap to hedge its position in a Canadian equity investment during 1999. The currency swaps were valued at replacement value at December 31, 1999 and had a notional amount of $998,000. The Company did not hold any currency swaps as of December 31, 2000.

NOTE D
Concentration of Credit Risk.  At December 31, 2000, CLNY held unrated or less-
----------------------------
than-investment grade corporate bonds of $6,657,000, with an aggregate fair value of $5,626,000. These holdings amounted to 4.4% of the bond portfolio and 2.2% of CLNY's total admitted assets. The portfolio is well diversified by industry.

CLNY's mortgage portfolio is well diversified by region and property type with 20% in California (book value - $19,085,000), 13% (book value - $11,997,000) in
Pennsylvania, and the remainder of the states less than 10%. The investments consist of first mortgage liens. The mortgage outstanding on any individual property does not exceed $1,000,000.


NOTE E
Federal Income Taxes.  The statutory federal income tax provision amount at the
--------------------
statutory rate of 35% for 2000, 1999, and 1998 differs from the effective tax provision amount for years ended December 31 as follows (in thousands of dollars):

                                                       2000                1999                  1998
-----------------------------------------------------------------------------------------------------
Computed income taxes at statutory rate               $ 580               $  94                 $ 826
Increase (decrease) in income taxes
 resulting from:
  Policyholder dividends                               (174)                (49)                  164
  Actuarial reserves                                    286                  55                   (45)
  Deferred acquisition cost tax                         209                  76                    98
  Accrual of bond discount                              (26)                (24)                   81
  Other                                                  48                (121)                 (220)
-----------------------------------------------------------------------------------------------------
Federal income taxes                                  $ 923               $  31                 $ 904
=====================================================================================================

As of December 31, 2000 and 1999, the federal income tax (payable) receivable was ($507,000) and $1,167,000, respectively.

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 2000

NOTE F
Participating Insurance.  Participating insurance accounted for 76%, 85% and 84%
-----------------------
of total ordinary insurance in force, and premium income from ordinary life participating policies amounted to 75%, 95% and 95% of total life insurance premiums during 2000, 1999 and 1998, respectively.

NOTE G
Reinsurance.  CLNY reinsures a portion of its life and accident and health
-----------
insurance and annuity product risks with other insurance companies, principally CLA, in order to minimize its exposure to loss. In accordance with industry practice, reserves and liabilities relating to insurance ceded (2000 - $21,682,000; 1999 - $16,378,000) are not provided for in CLNY's financial statements. To the extent that any reinsuring companies are unable to meet their obligations under the reinsurance agreements, CLNY would remain liable.

Various reinsurance agreements exist between CLNY and CLA, primarily in the form of yearly renewable term treaties for life insurance and modified coinsurance for annuities. The effect of reinsurance on premiums and annuity considerations earned for years ended December 31, follow (in thousands of dollars):

                                                  2000                   1999                   1998
----------------------------------------------------------------------------------------------------
Direct premiums                               $ 30,282               $ 33,805               $ 30,551
Premiums ceded                                  (7,610)                (8,270)                (9,764)
----------------------------------------------------------------------------------------------------
Net premiums and annuity
  Considerations                                22,672                 25,535                 20,787
----------------------------------------------------------------------------------------------------

Benefits ceded                                   1,084                    338                    281
Life insurance in force ceded                  861,000                824,000                865,000
====================================================================================================

NOTE H
Related Party Transactions.  CLNY and CLA have an agreement to provide services
--------------------------
for each other. For the years ended December 31, 2000, 1999 and 1998, the net cost of these services to the Company amounted to $3,198,000, $1,625,000, and $1,625,000, respectively. As of December 31, 2000 and 1999, the amounts payable to CLA were $1,737,000 and $1,045,000, respectively.

Effective November 8, 2000, the Company entered into an agreement with its parent, CLA in which the parent guarantees the Company's policyholder liabilities. The Company's policyholder liabilities at December 31, 2000 were $248,987,000.


NOTE I
Separate Accounts.  The Company's non-guaranteed Separate accounts represent
------------------
primarily funds invested in variable annuity policies issued by the Company. The assets of these funds are invested in shares of either four unaffiliated management investment companies, or, prior to July 2000, in funds managed by CL Capital Management, Inc., an investment management affiliate.

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 2000

NOTE I
Separate Accounts (continued).
----------------------------

Premiums or deposits for years ended December 31, 2000, 1999 and 1998 were $1,769,000, $4,316,000 and $5,354,000, respectively. Total reserves were
$18,151,925 and $22,767,000 at December 31, 2000 and 1999, respectively. All reserves were subject to discretionary withdrawal, at fair value, with less than a 1% surrender charge.

A reconciliation of the amounts transferred to and from the Separate Accounts for years ended December 31, is presented below (in thousands of dollars):

                                                              2000              1999             1998
-----------------------------------------------------------------------------------------------------
Transfers as reported in the Summary of
 Operations of the Separate Accounts statement:
  Transfers to Separate Accounts                            $1,769            $4,316           $5,354
  Transfers from Separate Accounts                           2,281             1,991            1,158
-----------------------------------------------------------------------------------------------------
Net transfers (from) to Separate Accounts                     (512)            2,325            4,196

  Gains transferred                                             66               147              120
-----------------------------------------------------------------------------------------------------
Transfers as reported in the Summary of
 Operations of the Life, Accident and Health
 Annual Statement                                            ($446)           $2,472           $4,316
=====================================================================================================

NOTE J
Actuarial Reserves.  CLNY's withdrawal characteristics for annuity reserves and
------------------
deposit fund liabilities at December 31, are summarized as follows (in thousands of dollars):

                                                                     Amount                           Percent of Total
                                                            -----------------------                ---------------------
                                                                2000           1999                2000             1999
------------------------------------------------------------------------------------------------------------------------
Subject to discretionary withdrawal:
  At book value less surrender charge of 5% or more         $ 22,515       $ 23,349                14.4%            14.3%

Subject to discretionary withdrawal without
 adjustment at book value (minimal or no charge
 adjustment)                                                   4,179          6,702                 2.7%             4.1%

Not subject to discretionary withdrawal                      130,137        132,938                82.9%            81.6%
------------------------------------------------------------------------------------------------------------------------
Total (gross)                                                156,831        162,989               100.0%           100.0%
Net annuity reserves and deposit fund liabilities           $156,831       $162,989
========================================================================================================================

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 2000


NOTE K
Capital and Surplus.  Under applicable New York insurance law, the Company is
-------------------
required to maintain a minimum capital of $1,000,000 and surplus at least equal to 50% of such capital. At December 31, 2000 surplus was $19,811,000.

In New York, life insurance companies are not permitted to pay dividends without the prior approval of the New York Insurance Department.

At December 31, 2000, the Company's capital and surplus exceeded the NAIC's "Risk-Based Capital" requirements for life and health insurance companies.

NOTE L
Retirement Plans.
----------------

Retirement Plans.  CLA sponsors a consolidated defined benefit pension plan
----------------
covering substantially all employees and agents. The benefits for the employees are based on years of service and the employee's compensation during the last five years of employment. The benefits for agents are based on the agent's commission earnings. CLA's funding policy is to contribute annually to the plan the maximum amount that can be deducted for federal income tax purposes. Each subsidiary of CLA is charged with its share of the pension cost based on a percentage of payroll and commissions. In 2000, no pension expense was recognized under SAP.

Post-retirement Benefit Plan.  In addition to pension benefits, the Company
----------------------------
provides certain health care and life insurance benefits ("post-retirement benefits") for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age while working for the Company.

Post-retirement benefit cost for the year ended December 31, 2000 was $21,000. Post-retirement benefit cost includes the expected cost of post-retirement benefits for newly eligible or vested employees, interest cost, and gains and losses arising from differences between actuarial assumptions and actual experience. The Company made no contributions to the plan in 2000.

At December 31, 2000, the post-retirement benefit obligation for retirees and other fully eligible or vested plan participants was fully accrued. The estimated cost of the benefit obligation for active employees was $79,000. The discount rate used in determining the accumulated post-retirement benefit obligation was 7.75% and the health care cost trend rate was 8%, graded to 5% over 7 years for the PPO and 6.5% graded to 5% over 7 years for the HMO.

The health care cost trend rate assumption has a significant effect on the amounts reported. To illustrate, increasing the assumed health care cost trend rates by one percentage point in each year would increase the post-retirement benefit obligation as of December 31, 2000, by $35,000 and the estimated eligibility cost and interest components of net periodic post-retirement benefit cost for 2000 by $6,000.

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 2000

NOTE M
Fair Value of Financial Instruments.  The fair value of certain financial
-----------------------------------
instruments along with their corresponding carrying values at December 31 follow (in thousands of dollars). As the fair value of all CLNY's assets and liabilities is not presented, this information in the aggregate does not represent the underlying value of CLNY.

                                                        2000                                1999
                                             -------------------------            -----------------------
                                                 Fair         Carrying                Fair       Carrying         Valuation
                                                Value            Value               Value          Value            Method
---------------------------------------------------------------------------------------------------------------------------
Financial Assets
----------------
 Fixed maturities                            $150,701         $149,734            $151,880       $149,216                 1
 Equity securities                             12,509           12,509              13,982         13,982                 1
 Mortgage loans                               101,127           93,165              92,430         89,816                 2
 Policy loans                                  12,284           12,284              12,753         12,753                 4

Financial Liabilities
---------------------
 Investment-type
  insurance contracts                          26,329           25,940              31,074         27,897                 5

Off-balance sheet
-----------------
 Derivatives
  Futures                                       7,845            7,767               7,975          8,091                 3
  Currency Swaps                                    -                -                  29         (1,103)                3
===========================================================================================================================

1. Fair values are based on publicly quoted market prices at the close of trading on the last business day of the year. In cases where publicly quoted prices are not available, fair values are based on estimates using values obtained from independent pricing services, or, in the case of private placements, by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

2. Fair values are estimated using discounted cash flow analysis based on interest rates currently being offered for similar credit ratings.

3. Fair values for futures contracts and options that have not settled are based on current settlement values.

4.  Carrying value approximates fair value.

5. Fair values for liabilities under investment-type insurance contracts are estimated using discounted liability calculations, adjusted to approximate the effect of current market interest rates for the assets supporting the liabilities.

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               December 31, 2000

NOTE N
Premium and Annuity Considerations Deferred and Uncollected.  CLNY's deferred
-----------------------------------------------------------
and uncollected life insurance premiums and annuity considerations at December 31, were as follows (in thousands of dollars):

                                                      Gross                      Net of Loading
                                              -------------------             -------------------
                                                2000         1999               2000         1999
-------------------------------------------------------------------------------------------------
Ordinary new business                         $   84       $  229             $   59       $   45
Ordinary renewal                               2,867        3,434              2,244        2,693
Group life                                        19           14                 19           14
Group Annuity                                      1           72                  1           70
-------------------------------------------------------------------------------------------------
Total                                         $2,971       $3,749             $2,323       $2,822
=================================================================================================